Condensed Consolidating Financial Information (Consolidated Balance Sheet) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Jan. 09, 2009 Parent [Member]	Dec. 31, 2008 Parent [Member]	Mar. 31, 2008 Parent [Member]	Dec. 31, 2007 Parent [Member]	Dec. 31, 2010 MPT Operating Partnership, L.P. [Member]	Dec. 31, 2009 MPT Operating Partnership, L.P. [Member]	Dec. 31, 2008 MPT Operating Partnership, L.P. [Member]	Dec. 31, 2007 MPT Operating Partnership, L.P. [Member]	Dec. 31, 2010 Subsidiary Issuer [Member]	Dec. 31, 2009 Subsidiary Issuer [Member]	Dec. 31, 2008 Subsidiary Issuer [Member]	Dec. 31, 2007 Subsidiary Issuer [Member]	Dec. 31, 2010 Subsidiaries Guarantor [Member]	Dec. 31, 2009 Subsidiaries Guarantor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2008 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2007 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Eliminations [Member]	Dec. 31, 2009 Eliminations [Member]	Dec. 31, 2010 Common Units [Member]	Dec. 31, 2009 Common Units [Member]	Dec. 31, 2008 Common Units [Member]	Dec. 31, 2007 Common Units [Member]	Dec. 31, 2010 Common Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2009 Common Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2008 Common Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2007 Common Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2010 LTIP Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2009 LTIP Units [Member] MPT Operating Partnership, L.P. [Member]
Real estate assets
Land, buildings and improvements and intangible lease assets	$ 1,032,369		$ 976,271													$ 297	$ 2			$ 903,630	$ 760,711	$ 128,442	$ 215,558
Mortgage loans	165,000		200,164									165,000	200,164							165,000	160,000		40,164
Gross investment in real estate assets	1,197,369		1,176,435									1,197,369	1,176,435			297	2			1,068,630	920,711	128,442	255,722
Accumulated depreciation and amortization	(76,094)		(53,098)																	(65,767)	(45,918)	(10,327)	(7,180)
Net investment in real estate assets	1,121,275		1,123,337									1,121,275	1,123,337			297	2			1,002,863	874,793	118,115	248,542
Cash and cash equivalents	98,408		15,307	11,748	94,215				5		26	98,408	15,307	11,743	94,189	96,822	14,814	10,481	93,415			1,586	493	1,262	774
Interest and rent receivables	26,176		19,845			26,176	19,845					26,176	19,845			157	185			20,727	15,512	5,292	4,148
Straight-line rent receivables	28,912		27,539									28,912	27,539							21,180	20,859	7,732	6,680
Other loans	50,985		110,842									50,985	110,842			178	178				1,000	50,807	109,664
Net intercompany receivable (payable)						21,944	15,740									774,771	872,702			(767,395)	(718,409)	(29,320)	(170,033)
Investment in subsidiaries						899,949	671,872									390,232	313,877			42,970	44,908					(1,333,151)	(1,030,657)
Other assets	23,058		13,028									23,058	13,028			10,289	6,986			1,215	1,315	11,554	4,727
Total Assets	1,348,814		1,309,898			921,893	687,612					1,348,814	1,309,898			1,272,746	1,208,743			321,560	239,978	165,766	204,222			(1,333,151)	(1,030,657)
Liabilities
Debt, net	369,970	125,000	576,678			369,970	576,678					369,970	576,678			361,537	526,800					8,433	49,878
Accounts payable and accrued expenses	35,974		29,247			22,317	16,037					13,658	13,208			10,824	9,596			2,430	3,044	403	570
Deferred revenue	23,137		15,350									23,137	15,350			436	475			17,826	9,623	4,875	5,252
Lease deposits and other obligations to tenants	20,157		17,048									20,157	17,048							18,539	14,880	1,618	2,168
Total liabilities	449,238		638,323			22,317	16,037					448,865	638,026			372,797	536,871			38,795	27,547	15,329	57,868
Total Medical Properties Trust, Inc. stockholders' equity	899,462		671,445	626,343	519,327	899,462	671,445						671,872	626,578	519,562	899,835	671,742			282,765	212,431	150,437	146,354			(1,333,037)	(1,030,527)	110	79	65	52	894,441	664,952	619,886	514,179
Non-controlling interests	114		130			114	130					114	130			114	130									(114)	(130)
Total equity	899,576		671,575			899,576	671,575									899,949	671,872			282,765	212,431	150,437	146,354			(1,333,151)	(1,030,657)
Total Liabilities and Equity	1,348,814		1,309,898			921,893	687,612					1,348,814	1,309,898			1,272,746	1,208,743			321,560	239,978	165,766	204,222			(1,333,151)	(1,030,657)
Equity
Preferred stock, $0.001 par value. Authorized 10,000 shares; no shares outstanding
Common stock, $0.001 par value. Authorized 150,000 shares; issued and outstanding - 110,225 shares at December 31, 2010 and 78,725 shares at December 31, 2009	110		79
General Partner - issued and outstanding - 1,102 units at December 31, 2010 and 787 units at December 31, 2009												9,035	6,717
Limited Partners Capital																																894,441	664,952				73
Additional paid-in capital	1,051,785		759,721
Distributions in excess of net income	(148,530)		(88,093)
Accumulated other comprehensive loss	(3,641)											(3,641)
Treasury shares, at cost	(262)		(262)
Total MPT Operating Partnership capital												899,835	671,742
Total capital												$ 899,949	$ 671,872
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.001		$ 0.001					$ 0.001
Common stock, shares authorized	150,000,000		150,000,000
Common stock, shares issued	110,225,000		78,725,000							12,650,000
Common stock, shares outstanding	110,225,000		78,725,000
General Partner, units issued												1,102,000	787,000
General Partner, units outstanding												1,102,000	787,000
Limited Partners, units issued																																109,123,000	77,938,000			94,000	63,000
Limited Partners, units outstanding																																109,123,000	77,938,000			94,000	63,000